Coal Trading (Details) - Coal Trading [Member] - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Trading Revenues by Type of Instrument [Line Items]
Total trading revenues		$ 16.7	$ 21.0
Coal trading derivative instruments and balance sheet offsetting disclosures:
Assets from coal trading activities, gross amounts of recognized assets		379.6		$ 342.5
Liabilities from coal trading activities, gross amounts of recognized liabilities		(322.3)		(285.0)
Assets and (liabilities) from coal trading activities, net amounts recognized before the application of variation margin		57.3		57.5
Gross amounts of coal trading liabilities offset against associated coal trading assets		(277.5)		(248.3)
Gross amounts of coal trading assets offset against associated coal trading liabilities		277.5		248.3
Net coal trading (liabilities) assets offset against associated assets (liabilities)		0.0		0.0
Variation margin held offset against assets from coal trading activities	[1]	(40.3)		(36.6)
Variation margin posted offset against liabilities from coal trading activities	[1]	6.7		4.0
Net variation margin (held) posted	[1]	(33.6)		(32.6)
Assets from coal trading activities, net		61.8		57.6
Liabilities from coal trading activities, net		(38.1)		(32.7)
Net assets (liabilities) from coal trading activities		23.7		24.9
Commodity futures, swaps and options [Member]
Trading Revenues by Type of Instrument [Line Items]
Total trading revenues		38.6	35.6
Physical commodity purchase / sale contracts [Member]
Trading Revenues by Type of Instrument [Line Items]
Total trading revenues		(21.9)	$ (14.6)
Cash Flow Hedging [Member]
Coal trading derivative instruments and balance sheet offsetting disclosures:
Net variation margin (held) posted		$ 0.0		$ 0.0

[1]	None of the net variation margin held at March 31, 2015 and December 31, 2014 related to cash flow hedges.